RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
RIGHT-OF-USE ASSETS
Schedule of changes in the net carrying amount of right-of-use assets, which mainly relates to leases of premises

	2020	2019
Cost

Balance at beginning of year	$271.6	$249.0
Additions financed with lease obligations	67.5	27.5
Retirement and other	(19.8)	(4.9)
Balance at end of year	319.3	271.6

Accumulated depreciation
Balance at beginning of year	186.1	158.4
Depreciation	34.4	32.5
Retirement and other	(12.5)	(4.8)
Balance at end of year	208.0	186.1

Net carrying amount	$111.3	$85.5